Stock Option Plans (Tables)	12 Months Ended
Mar. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted-Average Assumptions Used to Value Option Awards

The weighted-average assumptions used in the Black-Scholes model to value the option awards in fiscal 2016 and 2015 are as follows:

	2016	2015
Dividend Yield	2.0%	2.0%
Expected Volatility	36.5%	44.8%
Risk Free Interest Rate	1.85%	1.86%
Expected Life	6.0 years	6.0 years

Stock Option Activity

The following table represents stock option activity for the years presented:

	For the Years Ended March 31,
	2016		2015		2014
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding Options at Beginning of Year	1,665,565	$46.37	2,788,999	$41.83	3,022,592	$37.83
Granted	318,572	$79.83	297,151	$86.41	256,989	$68.00
Exercised	(137,874)	$27.58	(151,085)	$32.38	(485,582)	$29.72
Cancelled	(28,500)	$86.35	(1,269,500)	$47.43	(5,000)	$53.22
Outstanding Options at End of Year	1,817,763	$53.03	1,665,565	$46.37	2,788,999	$41.83
Options Exercisable at End of Year	1,285,412		1,035,166		818,215
Weighted Average Fair Value of Options Granted during the Year		$24.27		$32.31		$26.35

Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price
$23.17 - $30.74	476,671	4.04	$26.59	474,671	$26.58
$33.08 - $37.95	465,933	5.98	$33.91	445,933	$33.87
$53.22 - $74.10	307,936	7.06	$66.10	194,825	$66.64
$79.73 - $93.56	567,223	8.75	$83.87	169,983	$86.67
	1,817,763	6.52	$53.03	1,285,412	$43.12